UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.   20549

Form 13 F

	Form 13F Cover Page

Report for the Quarter Ended:   September 30, 2001

Check here if amended report   [  ]

 Institutional Investment Manager filing this report:

Name:		Delta Asset Management, Inc.
Address:	700 Colonial Rd., Ste 130
		Memphis, TN   38117

13F File Number:   28-2668

The Institutional Investment Manager filing this report and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statments, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:			Myron M. Mall
Title:		President
Phone:		901-767-4791
Signature,     Place,   and Date of Signing:

	Myron M. Mall	Memphis, TN		November 06, 2001

Report Type:		13F HOLDINGS REPORT

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101     3482   145215 SH       SOLE                   145215
AmSouth Bancorp                COM              032165102      334    18500 SH       SOLE                    18500
Amer Pwr Conv Corp             COM              029066107     3009   257635 SH       SOLE                   257635
American Home Products         COM              026609107      239     4100 SH       SOLE                     4100
American Intl Gr Inc           COM              026874107     5804    74413 SH       SOLE                    74413
Archer Daniels Midland         COM              039483102     2094   166335 SH       SOLE                   166335
Avery Dennison Corp            COM              053611109     3766    79595 SH       SOLE                    79595
BellSouth Corp                 COM              079860102      832    20027 SH       SOLE                    20027
Berkshire Hathaway Cl B        COM              084670207      345      148 SH       SOLE                      148
Bristol Myers Squibb Co        COM              110122108     1245    22412 SH       SOLE                    22412
Citigroup Inc                  COM              172967101      260     6422 SH       SOLE                     6422
Coca Cola Company              COM              191216100      322     6876 SH       SOLE                     6876
Comcast Corp Cl A Spl (Non-Vtg COM              200300200     5717   159391 SH       SOLE                   159391
Commerce Bancorp Inc NJ        COM              200519106     2148    31595 SH       SOLE                    31595
Computer Sciences Corp         COM              205363104     2155    64955 SH       SOLE                    64955
Corning Inc                    COM              219350105     1709   193811 SH       SOLE                   193811
Dell Computer Corp             COM              247025109     1431    77233 SH       SOLE                    77233
Dover Corp                     COM              260003108      286     9500 SH       SOLE                     9500
DuPont EI deNemours & Co       COM              263534109      203     5422 SH       SOLE                     5422
Duke Energy Co                 COM              264399106      236     6232 SH       SOLE                     6232
Ecolab Inc                     COM              278865100     2186    60184 SH       SOLE                    60184
Equity Office Prop Tr          COM              294741103     3234   101052 SH       SOLE                   101052
Exxon Mobil Corp               COM              30231g102     1535    38954 SH       SOLE                    38954
First Tennessee National Corp  COM              337162101     1991    53815 SH       SOLE                    53815
General Electric Co            COM              369604103     1123    30180 SH       SOLE                    30180
Goldman Sachs Gr Inc           COM              38141G104     2073    29052 SH       SOLE                    29052
Hancock Fabrics                COM              409900107     1800   219564 SH       SOLE                   219564
Harrah's Ent Inc               COM              413619107     3217   119112 SH       SOLE                   119112
Honeywell Intl                 COM              438516106     2543    96308 SH       SOLE                    96308
Intl Bus Machines              COM              459200101      846     9161 SH       SOLE                     9161
John Hancock Finl Svcs Inc     COM              41014S106      320     8000 SH       SOLE                     8000
Johnson & Johnson              COM              478160104      484     8730 SH       SOLE                     8730
Johnson Outdoors Inc           COM              479254104      924   142820 SH       SOLE                   142820
Knight-Ridder Inc              COM              499040103     3370    60338 SH       SOLE                    60338
Louisiana-Pacific Corp         COM              546347105      654   100670 SH       SOLE                   100670
Manor Care Inc                 COM              404134108     2373    84451 SH       SOLE                    84451
Mattel Inc                     COM              577081102     2131   136094 SH       SOLE                   136094
Merck & Co                     COM              589331107     3827    57463 SH       SOLE                    57463
Mid-Amer Apt Com Inc           COM              59522J103     2328    89533 SH       SOLE                    89533
Motorola Inc                   COM              620076109     2110   135249 SH       SOLE                   135249
National Commerce Financial Co COM              635449101     9291   355976 SH       SOLE                   355976
Natl Instruments Corp          COM              636518102     2171    82945 SH       SOLE                    82945
New England Bus Svc            COM              643872104      985    56747 SH       SOLE                    56747
Newell Rubbermaid Inc          COM              651229106     3261   143580 SH       SOLE                   143580
Nike Inc Cl B                  COM              654106103     3244    69305 SH       SOLE                    69305
Office Depot Inc               COM              676220106     3238   238088 SH       SOLE                   238088
Philip Morris Cos              COM              718154107     1028    21292 SH       SOLE                    21292
Procter & Gamble Co            COM              742718109     6312    86715 SH       SOLE                    86715
RFS Hotel Investors, Inc       COM              74955J108      138    13315 SH       SOLE                    13315
Regions Financial Corp         COM              758940100      464    16077 SH       SOLE                    16077
SBC Comm Inc                   COM              845333103      707    15008 SH       SOLE                    15008
SCB Computer Technology        COM              78388n107        7    10000 SH       SOLE                    10000
Schering-Plough Corp           COM              806605101     1427    38457 SH       SOLE                    38457
Scottish Power PLC ADR         COM              81013t705      214     9029 SH       SOLE                     9029
Seagate XXX Pos Esc            COM              811804988        0    73750 SH       SOLE                    73750
Sensient Tech Corp             COM              81725t100     2910   156225 SH       SOLE                   156225
Sony Corp (ADR)                COM              835699307     2234    67300 SH       SOLE                    67300
Stanley Works                  COM              854616109     1603    43855 SH       SOLE                    43855
Union Planters Corp            COM              908068109      341     7942 SH       SOLE                     7942
VERITAS Software Corp          COM              923436109     1890   102497 SH       SOLE                   102497
Verizon Communications         COM              92343v104      476     8792 SH       SOLE                     8792
Wal-Mart Stores Inc            COM              931142103      877    17721 SH       SOLE                    17721
Wellman Inc                    COM              949702104     1793   155264 SH       SOLE                   155264
WorldCom Inc WorldCom Group    COM              98157d106     1101    73190 SH       SOLE                    73190